Income Taxes (Narrative) (FY) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Entity Information [Line Items]
Income taxes	$ 0	$ 31,000	$ 27,500
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Unrecognized Tax Benefits	$ 0	$ 0	$ 0	$ 7,368
Indianapolis Power And Light Company
Entity Information [Line Items]
Income taxes	$ 0	$ 39,500	$ 40,800
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	21.00%
Unrecognized Tax Benefits	$ 0	$ 0	$ 0	$ 7,368